Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 4,525,729	$ 6,034,306	$ 6,059,016
Less: accumulated depreciation and amortization	(1,827,871)	(2,437,162)	(2,366,667)
Property and Equipment, net	2,697,858	3,597,144	3,692,349
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,839,774	5,119,699	5,119,699
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,040	4,053	4,053
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	429,326	572,434	602,111
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	140,824	187,767	182,800
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	25,495	33,993	33,993
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	35,520	47,360	47,360
Forklift [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 51,750	$ 69,000	$ 69,000